Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventories
Crude oil	$ 6,509	$ 9,441
Materials and spares	4,058	4,111
Inventories	$ 10,567	$ 13,552